Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with Item 402(v) of Regulation S-K, below is a comparison of compensation actually paid (“CAP”) and certain measures of financial performance. For further information concerning our compensation philosophy and how we align executive compensation with performance, refer to the “Executive Compensation – Compensation Discussion and Analysis” section.

							Value of Initial Fixed $100 Investment Based On:

Fiscal Year (a)	SCT Total for First PEO(1) (b)($)	CAP for First PEO(2,7) (c)($)	SCT Total for Second PEO(1,3) (b)($)	CAP for Second PEO(2,3) (c)($)	Avg. SCT Total for Non-PEO NEOs(1) (d)($)	Avg. CAP for Non-PEO NEOs(7) (e)($)	Total Shareholder Return(4) (f)($)	Peer Group Total Shareholder Return(4) (g)($)	Net Income (Loss)(5) (in thousands) (h)($)	Company Selected Measure: Annual Recurring Revenue(6) (in thousands) (i)($)

2025	22,569,085	73,382,443	N/A	N/A	4,564,564	4,685,324	339	273	188,366	2,223,197
2024	51,143,711	97,948,820	N/A	N/A	4,810,466	8,792,715	228	221	(124,775)	1,907,982
2023	14,845,940	38,679,011	N/A	N/A	5,475,467	11,092,941	136	164	(254,560)	1,561,981
2022	12,928,676	3,241,068	N/A	N/A	4,990,357	(2,699,520)	68	129	(798,946)	1,202,438
2021	37,808,805	30,852,801	181,250	(4,475,791)	4,611,376	10,050,763	162	146	(1,035,589)	878,733

(1)
Total compensation as set forth in the “Executive Compensation – Executive Compensation Tables – Fiscal Year 2025 Summary Compensation Table” (“SCT”) above. Mr. Ramaswami has served as our Principal Executive Officer (“PEO”) since his hire on December 9, 2020 (“First PEO”). The individuals comprising the PEO and Non-PEO NEOs for each year are listed in the table below.

Name	2021	2022	2023	2024	2025
PEO
Rajiv Ramaswami	✓	✓	✓	✓	✓
Dheeraj Pandey	✓
Non-PEO NEOs
Rukmini Sivaraman		✓	✓	✓	✓
Brian Martin				✓	✓
David Sangster	✓	✓	✓	✓	✓
Tyler Wall	✓	✓	✓	✓
Duston Williams	✓	✓
Christopher Kaddaras Jr.	✓
(2)
For each covered year, the values included in column (c) for the CAP to our PEO and in column (e) for the average CAP to our non-PEO NEOs reflect the adjustments set forth below. CAP does not mean these amounts were earned or paid during the year. CAP is an amount derived from the starting point of total compensation as presented in the SCT under the methodology prescribed under the SEC’s rules, which is solely based on adjustments to equity award values. Nutanix does not maintain a pension plan and has not paid dividends on its common stock, so no adjustments for these factors were necessary. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the CAP from the assumptions used to compute the valuation of the equity awards as of the grant date.
(3)
Mr. Pandey previously served as our CEO before retiring from Nutanix in December 2020 (“Second PEO”). We have included Mr. Pandey in the table above in accordance with Item 402(v) of Regulation S-K. However, Mr. Pandey has been excluded from the tables and graphs below as we do not believe Mr. Pandey’s further inclusion is material to any conclusions that may be drawn from this analysis.
(4)
Cumulative TSR represents the value of an initial fixed investment of $100 on July 31, 2020 in our company (column (f)) and the Nasdaq Computer Index (column (g)) for the fiscal years ended July 31, 2021 through 2025. The Nasdaq Computer Index is also used in our performance graph in our Annual Report on Form 10-K for our fiscal year ended July 31, 2025 filed with the SEC on September 24, 2025.
(5)
The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year in accordance with accounting principles generally accepted in the United States.
(6)
ARR is defined as the sum of ACV for all subscription contracts in effect as of the end of the period. For the purposes of this calculation, we assume that the contract term begins on the date a contract is booked, unless the terms of such contract prevent us from fulfilling our obligations until a later period, and irrespective of the periods in which we would recognize revenue for such contract. ACV is defined as the total annualized value of a contract (excluding amounts related to professional services and hardware), which is calculated by dividing the total value of the contract by the number of years in the term of such contract.
(7)
The table below shows the adjustments made to the SCT totals (columns (b) and (d) above) for our First PEO and average for non-PEO NEOs to determine CAP for fiscal year 2025 (columns (c) and (e) above).

		PEO ($)	Average for Non-PEO NEOs ($)
	Summary Compensation Table - Total Compensation (columns (b) and (d))	22,569,085	4,564,564
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	20,750,885	3,815,641
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	25,709,958	4,932,411
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	36,182,171	1,828,807
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	1,766,479	206,081
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	7,905,635	1,170,270
-	Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	4,201,169
=	Compensation Actually Paid (columns (c) and (e))	73,382,443	4,685,324

Company Selected Measure Name	ARR
Named Executive Officers, Footnote
(1)
Total compensation as set forth in the “Executive Compensation – Executive Compensation Tables – Fiscal Year 2025 Summary Compensation Table” (“SCT”) above. Mr. Ramaswami has served as our Principal Executive Officer (“PEO”) since his hire on December 9, 2020 (“First PEO”). The individuals comprising the PEO and Non-PEO NEOs for each year are listed in the table below.

Name	2021	2022	2023	2024	2025
PEO
Rajiv Ramaswami	✓	✓	✓	✓	✓
Dheeraj Pandey	✓
Non-PEO NEOs
Rukmini Sivaraman		✓	✓	✓	✓
Brian Martin				✓	✓
David Sangster	✓	✓	✓	✓	✓
Tyler Wall	✓	✓	✓	✓
Duston Williams	✓	✓
Christopher Kaddaras Jr.	✓
(2)
For each covered year, the values included in column (c) for the CAP to our PEO and in column (e) for the average CAP to our non-PEO NEOs reflect the adjustments set forth below. CAP does not mean these amounts were earned or paid during the year. CAP is an amount derived from the starting point of total compensation as presented in the SCT under the methodology prescribed under the SEC’s rules, which is solely based on adjustments to equity award values. Nutanix does not maintain a pension plan and has not paid dividends on its common stock, so no adjustments for these factors were necessary. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the CAP from the assumptions used to compute the valuation of the equity awards as of the grant date.
(3)
Mr. Pandey previously served as our CEO before retiring from Nutanix in December 2020 (“Second PEO”). We have included Mr. Pandey in the table above in accordance with Item 402(v) of Regulation S-K. However, Mr. Pandey has been excluded from the tables and graphs below as we do not believe Mr. Pandey’s further inclusion is material to any conclusions that may be drawn from this analysis.

Adjustment To PEO Compensation, Footnote
(7)
The table below shows the adjustments made to the SCT totals (columns (b) and (d) above) for our First PEO and average for non-PEO NEOs to determine CAP for fiscal year 2025 (columns (c) and (e) above).

		PEO ($)	Average for Non-PEO NEOs ($)
	Summary Compensation Table - Total Compensation (columns (b) and (d))	22,569,085	4,564,564
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	20,750,885	3,815,641
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	25,709,958	4,932,411
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	36,182,171	1,828,807
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	1,766,479	206,081
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	7,905,635	1,170,270
-	Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	4,201,169
=	Compensation Actually Paid (columns (c) and (e))	73,382,443	4,685,324

Non-PEO NEO Average Total Compensation Amount	$ 4,564,564	$ 4,810,466	$ 5,475,467	$ 4,990,357	$ 4,611,376
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,685,324	8,792,715	11,092,941	(2,699,520)	10,050,763
Adjustment to Non-PEO NEO Compensation Footnote
(7)
The table below shows the adjustments made to the SCT totals (columns (b) and (d) above) for our First PEO and average for non-PEO NEOs to determine CAP for fiscal year 2025 (columns (c) and (e) above).

		PEO ($)	Average for Non-PEO NEOs ($)
	Summary Compensation Table - Total Compensation (columns (b) and (d))	22,569,085	4,564,564
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	20,750,885	3,815,641
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	25,709,958	4,932,411
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	36,182,171	1,828,807
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	1,766,479	206,081
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	7,905,635	1,170,270
-	Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	4,201,169
=	Compensation Actually Paid (columns (c) and (e))	73,382,443	4,685,324

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between CAP and TSR

The chart below (i) illustrates the relationship between the amount of CAP to our PEO, the average amount of CAP to our non-PEO NEOs, and our company’s cumulative TSR over the four most recently completed fiscal years; and (ii) compares our cumulative TSR over the five most recently completed fiscal years to that of the Nasdaq Computer Index.

Compensation Actually Paid vs. TSR

Compensation Actually Paid vs. Net Income

Relationship Between CAP and Net Income

The chart below illustrates the CAP to our PEO, the average CAP to our non-PEO NEOs, and our reported GAAP net income for each of the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

Relationship Between CAP and ARR

The chart below illustrates the CAP to our PEO, the average CAP to our non-PEO NEOs, and our reported ARR for each of the five most recently completed fiscal years.

Compensation Actually Paid vs. ARR

Tabular List, Table	Tabular List of Most Important Performance Measures

ARR
Non-GAAP Operating Margin
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 339	228	136	68	162
Peer Group Total Shareholder Return Amount	273	221	164	129	146
Net Income (Loss)	$ 188,366,000	$ (124,775,000)	$ (254,560,000)	$ (798,946,000)	$ (1,035,589,000)
Company Selected Measure Amount	2,223,197,000	1,907.982	1,561,981,000	1,202,438,000	878,733,000
Measure:: 1
Pay vs Performance Disclosure
Name	ARR
Non-GAAP Measure Description	ARR is defined as the sum of ACV for all subscription contracts in effect as of the end of the period. For the purposes of this calculation, we assume that the contract term begins on the date a contract is booked, unless the terms of such contract prevent us from fulfilling our obligations until a later period, and irrespective of the periods in which we would recognize revenue for such contract. ACV is defined as the total annualized value of a contract (excluding amounts related to professional services and hardware), which is calculated by dividing the total value of the contract by the number of years in the term of such contract
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Ramaswami
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 22,569,085	$ 51,143,711	$ 14,845,940	$ 12,928,676	$ 37,808,805
PEO Actually Paid Compensation Amount	$ 73,382,443	$ 97,948,820	$ 38,679,011	$ 3,241,068	$ 30,852,801
PEO Name	Mr. Ramaswami	Mr. Ramaswami	Mr. Ramaswami	Mr. Ramaswami	Mr. Ramaswami
Pandey
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 181,250
PEO Actually Paid Compensation Amount					$ (4,475,791)
PEO Name					Mr. Pandey
PEO | Ramaswami | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 20,750,885
PEO | Ramaswami | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,709,958
PEO | Ramaswami | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,182,171
PEO | Ramaswami | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,766,479
PEO | Ramaswami | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,905,635
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,815,641
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,932,411
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,828,807
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,081
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,170,270
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,201,169